Consolidated Statement of Changes in Shareholders Equity - USD ($) $ in Millions	Total	Issued capital gross [member]	Issuance cost [member]	Issued capital [member]	Share capital transactions [member]	Cumulative translation adjustment [member]	Cash flow hedge highly probable future exports [member]	Actuarial gains (losses) on defined benefit pension plans [member]	Amount recognised in other comprehensive income and deemed [member]	Accumulated other comprehensive income [member]	Legal reserve [member]	Statutory reserve [member]	Tax incentives reserve [member]	Profit retention reserve [member]	Capital reserve [member]	Retained earnings [member]	Equity attributable to shareholders of Petrobras [member]	Non-controlling interests [member]
Balance at beginning of the period at Dec. 31, 2015	$ 66,055	$ 107,380	$ (279)	$ 107,101	$ 321	$ (71,220)	$ (20,288)	$ (7,362)	$ (1,293)	$ (100,163)	$ 7,919	$ 2,182	$ 720	$ 47,156	$ 57,977		$ 65,236	$ 819
Statement [LineItems]
Realization of deemed cost									(4)							$ 4
Capital transactions	(120)				307												307	(427)
Net income	(4,349)															(4,838)	(4,838)	489
Other comprehensive income	16,088					10,972	8,991	(4,238)	349								16,074	14
Appropriations:
Transfer to reserves														(4,834)		4,834
Dividends	(124)																	(124)
Balance at the end of the period at Dec. 31, 2016	77,550	107,380	(279)	107,101	628	(60,248)	(11,297)	(11,600)	(948)	(84,093)	7,919	2,182	720	42,322	53,143		76,779	771
Statement [LineItems]
Realization of deemed cost									(4)							4
Capital transactions	1,231				439												439	792
Net income	169															(91)	(91)	260
Other comprehensive income	2,706					(795)	1,724	1,585	161								2,675	31
Appropriations:
Transfer to reserves														(87)		87
Dividends	(154)																	(154)
Balance at the end of the period (IFRS [member]) at Dec. 31, 2017	(257)								(20)							(222)	(242)	(15)
Balance at the end of the period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	81,245	107,380	(279)	107,101	1,067	(61,043)	(9,573)	(10,015)	(811)	(81,422)	7,919	2,182	720	42,235	53,056	(222)	79,560	1,685
Balance at the end of the period at Dec. 31, 2017	81,502	107,380	(279)	107,101	1,067	(61,043)	(9,573)	(10,015)	(791)	(81,422)	7,919	2,182	720	42,235	53,056		79,802	1,700
Statement [LineItems]
Realization of deemed cost									(4)							4
Capital transactions	117				2												2	115
Net income	7,414															7,173	7,173	241
Other comprehensive income	(13,515)					(6,273)	(3,719)	(3,209)	(138)								(13,339)	(176)
Appropriations:
Transfer to reserves											338	270	203	4,294		(5,105)
Dividends	(2,084)															$ (1,850)	(1,850)	(234)
Balance at the end of the period at Dec. 31, 2018	73,175	$ 107,380	$ (279)	$ 107,101	1,067	$ (67,316)	$ (13,292)	$ (13,224)	$ (953)	$ (94,785)	$ 8,257	$ 2,452	$ 923	$ 46,529	$ 58,161		71,544	$ 1,631
Statement [LineItems]
Treasury shares	$ (2)				$ (2)												$ (2)